UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N‑CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811‑21832

Eaton Vance Tax‑Managed Diversified Equity Income Fund
(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109
(Address of Principal Executive Offices)

Deidre E. Walsh
One Post Office Square, Boston, Massachusetts 02109
(Name and Address of Agent for Services)

(617) 482‑8260
(Registrant’s Telephone Number)
October 31
Date of Fiscal Year End
April 30, 2025
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Tax-Managed Diversified Equity Income Fund (ETY)
Semi-Annual Report
April 30, 2025

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Managed Distribution Plan. Pursuant to an exemptive order issued by the Securities and Exchange Commission (Order), the Fund is authorized to distribute long-term capital gains to shareholders more frequently than once per year. Pursuant to the Order, the Fund’s Board of Trustees approved a Managed Distribution Plan (MDP) pursuant to which the Fund makes monthly cash distributions to common shareholders, stated in terms of a fixed amount per common share.
The Fund currently distributes monthly cash distributions equal to $0.0992 per share in accordance with the MDP. You should not draw any conclusions about the Fund’s investment performance from the amount of these distributions or from the terms of the MDP. The MDP will be subject to regular periodic review by the Fund’s Board of Trustees and the Board may amend or terminate the MDP at any time without prior notice to Fund shareholders. However, at this time there are no reasonably foreseeable circumstances that might cause the termination of the MDP.
The Fund may distribute more than its net investment income and net realized capital gains and, therefore, a distribution may include a return of capital. A return of capital distribution does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income.” With each distribution, the Fund will issue a notice to shareholders and a press release containing information about the amount and sources of the distribution and other related information. The amounts and sources of distributions contained in the notice and press release are only estimates and are not provided for tax purposes. The amounts and sources of the Fund’s distributions for tax purposes will be reported to shareholders on Form 1099-DIV for each calendar year.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semi-Annual Report April 30, 2025
Eaton Vance
Tax-Managed Diversified Equity Income Fund

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Performance

Portfolio Manager(s) Charles B. Gaffney and Douglas R. Rogers CFA, CMT.
% Average Annual Total Returns[1]	Inception Date	Six Months	One Year	Five Years	Ten Years
Fund at NAV	11/30/2006	(2.28)%	13.41%	14.27%	10.37%
Fund at Market Price	—	(0.66)	15.02	15.16	11.14

S&P 500® Index	—	(1.74)%	12.10%	15.60%	12.31%
Cboe S&P 500 BuyWrite IndexSM	—	1.35	9.50	10.31	6.10
% Premium/Discount to NAV[2]
As of period end	(1.00)%
Distributions[3]
Total Distributions per share for the period	$0.60
Distribution Rate at NAV	8.50%
Distribution Rate at Market Price	8.59
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Fund Profile

Sector Allocation (% of total investments)[1]
Top 10 Holdings (% of total investments)[1]
Microsoft Corp.	7.9%
Apple, Inc.	6.5
NVIDIA Corp.	6.3
Amazon.com, Inc.	4.6
Meta Platforms, Inc., Class A	4.0
Alphabet, Inc., Class C	3.7
Visa, Inc., Class A	2.7
Broadcom, Inc.	2.6
Eli Lilly & Co.	2.3
AbbVie, Inc.	2.0
Total	42.6%

Footnotes:
[1]	Depictions do not reflect the Fund’s option positions. Excludes cash and cash equivalents.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Endnotes and Additional Disclosures

[1]	S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Cboe S&P 500 BuyWrite IndexSM measures the performance of a hypothetical buy-write strategy on the S&P 500® Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.
[3]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Pricing and Performance - Distributions on the Fund’s webpage available at eatonvance.com. In recent years, a significant portion of the Fund’s distributions has been characterized as a return of capital. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.
Fund profile subject to change due to active management.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Portfolio of Investments (Unaudited)

Common Stocks — 101.3%
Security	Shares	Value
Aerospace & Defense — 1.1%
HEICO Corp.	95,529	$ 23,954,852
		$ 23,954,852
Beverages — 2.0%
Coca-Cola Co.(1)	591,075	$ 42,882,491
		$ 42,882,491
Biotechnology — 2.0%
AbbVie, Inc.(1)	229,458	$ 44,767,256
		$ 44,767,256
Broadline Retail — 4.7%
Amazon.com, Inc.(1)(2)	556,368	$ 102,605,387
		$ 102,605,387
Building Products — 1.2%
Carrier Global Corp.	407,134	$ 25,462,160
		$ 25,462,160
Capital Markets — 5.7%
Blue Owl Capital, Inc.	950,593	$ 17,614,488
Intercontinental Exchange, Inc.(1)	217,634	36,555,983
S&P Global, Inc.(1)	61,268	30,637,064
Tradeweb Markets, Inc., Class A(1)	301,010	41,629,683
		$ 126,437,218
Chemicals — 1.1%
Linde PLC(1)	55,243	$ 25,037,785
		$ 25,037,785
Commercial Services & Supplies — 1.2%
Waste Connections, Inc.	134,790	$ 26,638,548
		$ 26,638,548
Consumer Staples Distribution & Retail — 3.6%
BJ's Wholesale Club Holdings, Inc.(1)(2)	301,765	$ 35,475,493
Walmart, Inc.(1)	449,016	43,666,806
		$ 79,142,299
Electrical Equipment — 1.9%
AMETEK, Inc.(1)	139,924	$ 23,728,312
Security	Shares	Value
Electrical Equipment (continued)
Eaton Corp. PLC	62,134	$ 18,290,386
		$ 42,018,698
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	146,138	$ 11,245,319
		$ 11,245,319
Entertainment — 4.1%
Liberty Media Corp.-Liberty Formula One, Class C(2)	398,243	$ 35,312,207
Netflix, Inc.(1)(2)	38,464	43,530,478
Spotify Technology SA(2)	19,679	12,082,512
		$ 90,925,197
Financial Services — 5.9%
Mr. Cooper Group, Inc.(1)(2)	319,108	$ 37,977,043
Shift4 Payments, Inc., Class A(1)(2)	395,394	32,343,229
Visa, Inc., Class A(1)	175,430	60,611,065
		$ 130,931,337
Ground Transportation — 0.5%
Uber Technologies, Inc.(1)(2)	126,130	$ 10,217,791
		$ 10,217,791
Health Care Equipment & Supplies — 3.6%
Abbott Laboratories(1)	271,230	$ 35,463,323
Edwards Lifesciences Corp.(2)	292,852	22,107,397
Intuitive Surgical, Inc.(1)(2)	39,739	20,497,376
		$ 78,068,096
Health Care Providers & Services — 2.4%
Humana, Inc.	58,171	$ 15,254,763
McKesson Corp.	34,340	24,477,209
Quest Diagnostics, Inc.	77,564	13,823,456
		$ 53,555,428
Hotels, Restaurants & Leisure — 3.5%
Booking Holdings, Inc.	3,892	$ 19,846,398
Flutter Entertainment PLC(2)	142,901	34,437,712
Marriott International, Inc., Class A	98,090	23,402,312
		$ 77,686,422
Insurance — 2.9%
Allstate Corp.(1)	200,452	$ 39,767,672
Arthur J. Gallagher & Co.	74,450	23,875,371
		$ 63,643,043

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 7.9%
Alphabet, Inc., Class C(1)	522,944	$ 84,136,460
Meta Platforms, Inc., Class A(1)	162,728	89,337,672
		$ 173,474,132
IT Services — 1.0%
Gartner, Inc.(2)	51,035	$ 21,489,818
		$ 21,489,818
Life Sciences Tools & Services — 0.8%
Thermo Fisher Scientific, Inc.(1)	39,926	$ 17,128,254
		$ 17,128,254
Machinery — 0.7%
Parker-Hannifin Corp.	25,912	$ 15,678,315
		$ 15,678,315
Oil, Gas & Consumable Fuels — 2.9%
ConocoPhillips(1)	436,315	$ 38,884,393
EQT Corp.	491,707	24,309,994
		$ 63,194,387
Pharmaceuticals — 3.5%
Eli Lilly & Co.(1)	58,692	$ 52,761,174
Zoetis, Inc.	155,386	24,302,370
		$ 77,063,544
Professional Services — 3.8%
Automatic Data Processing, Inc.(1)	88,749	$ 26,677,949
Booz Allen Hamilton Holding Corp.	197,134	23,660,023
TransUnion(1)	409,436	33,966,811
		$ 84,304,783
Real Estate Management & Development — 1.6%
CoStar Group, Inc.(2)	206,977	$ 15,351,484
FirstService Corp.	115,741	20,316,018
		$ 35,667,502
Semiconductors & Semiconductor Equipment — 11.4%
Analog Devices, Inc.(1)	114,072	$ 22,234,914
Broadcom, Inc.(1)	299,919	57,725,410
Lam Research Corp.(1)	420,690	30,150,852
NVIDIA Corp.(1)	1,302,038	141,817,979
		$ 251,929,155
Security	Shares	Value
Software — 10.6%
Fair Isaac Corp.(2)	8,411	$ 16,735,198
Microsoft Corp.(1)	445,021	175,899,000
Palo Alto Networks, Inc.(2)	143,407	26,807,071
Synopsys, Inc.(2)	30,760	14,119,148
		$ 233,560,417
Specialty Retail — 2.6%
Burlington Stores, Inc.(2)	119,705	$ 26,938,413
TJX Cos., Inc.	240,890	30,997,725
		$ 57,936,138
Technology Hardware, Storage & Peripherals — 6.6%
Apple, Inc.(1)	682,207	$ 144,968,987
		$ 144,968,987
Total Common Stocks (identified cost $1,305,014,897)		$2,231,614,759

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.24%(3)	6,662,019	$ 6,662,019
Total Short-Term Investments (identified cost $6,662,019)		$ 6,662,019
Total Investments — 101.6% (identified cost $1,311,676,916)		$2,238,276,778
Total Written Call Options — (1.5)% (premiums received $17,424,229)		$ (32,811,060)
Other Assets, Less Liabilities — (0.1)%		$ (1,689,097)
Net Assets — 100.0%		$2,203,776,621
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security (or a portion thereof) has been pledged as collateral for written options.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of April 30, 2025.

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Portfolio of Investments (Unaudited) — continued

Written Call Options (Exchange-Traded) — (1.5)%
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	158	$87,991,148	$5,400	5/2/25	$ (2,652,030)
S&P 500 Index	158	87,991,148	5,175	5/5/25	(5,977,930)
S&P 500 Index	157	87,434,242	5,250	5/7/25	(4,969,835)
S&P 500 Index	158	87,991,148	5,480	5/9/25	(2,137,740)
S&P 500 Index	158	87,991,148	5,575	5/12/25	(1,251,360)
S&P 500 Index	158	87,991,148	5,475	5/14/25	(2,422,140)
S&P 500 Index	156	86,877,336	5,440	5/16/25	(2,875,080)
S&P 500 Index	157	87,434,242	5,360	5/19/25	(3,976,025)
S&P 500 Index	152	84,649,712	5,600	5/21/25	(1,443,240)
S&P 500 Index	156	86,877,336	5,600	5/23/25	(1,612,260)
S&P 500 Index	157	87,434,242	5,650	5/27/25	(1,265,420)
S&P 500 Index	160	89,104,960	5,575	5/28/25	(2,228,000)
Total					$(32,811,060)

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Statement of Assets and Liabilities (Unaudited)

April 30, 2025
Assets
Unaffiliated investments, at value (identified cost $1,305,014,897)	$2,231,614,759
Affiliated investments, at value (identified cost $6,662,019)	6,662,019
Dividends receivable	614,030
Dividends receivable from affiliated investments	33,218
Receivable for investments sold	9,681,454
Receivable for premiums on written options	1,355,766
Receivable from the transfer agent	557
Tax reclaims receivable	117,306
Trustees' deferred compensation plan	227,418
Total assets	$2,250,306,527
Liabilities
Written options outstanding, at value (premiums received $17,424,229)	$32,811,060
Payable for investments purchased	11,237,647
Payable to affiliates:
Investment adviser fee	1,740,383
Trustees' fees	9,223
Trustees' deferred compensation plan	227,418
Accrued expenses	504,175
Total liabilities	$46,529,906
Net Assets	$2,203,776,621
Sources of Net Assets
Common shares, $0.01 par value, unlimited number of shares authorized	$1,575,022
Additional paid-in capital	1,198,866,819
Distributable earnings	1,003,334,780
Net Assets	$2,203,776,621
Common Shares Issued and Outstanding	157,502,243
Net Asset Value Per Common Share
Net assets ÷ common shares issued and outstanding	$13.99

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Statement of Operations (Unaudited)

Six Months Ended
April 30, 2025
Investment Income
Dividend income	$8,767,597
Dividend income from affiliated investments	273,033
Total investment income	$9,040,630
Expenses
Investment adviser fee	$11,557,731
Trustees’ fees and expenses	54,250
Custodian fee	268,542
Transfer and dividend disbursing agent fees	9,650
Legal and accounting services	222,688
Printing and postage	120,820
Miscellaneous	63,996
Total expenses	$12,297,677
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$9,510
Total expense reductions	$9,510
Net expenses	$12,288,167
Net investment loss	$(3,247,537)
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$155,031,883
Written options	36,309,330
Foreign currency transactions	46
Net realized gain	$191,341,259
Change in unrealized appreciation (depreciation):
Investments	$(213,973,852)
Written options	(24,237,741)
Foreign currency	1,009
Net change in unrealized appreciation (depreciation)	$(238,210,584)
Net realized and unrealized loss	$(46,869,325)
Net decrease in net assets from operations	$(50,116,862)

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Statements of Changes in Net Assets

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31, 2024
Increase (Decrease) in Net Assets
From operations:
Net investment loss	$(3,247,537)	$(3,223,334)
Net realized gain	191,341,259	169,158,209
Net change in unrealized appreciation (depreciation)	(238,210,584)	516,711,331
Net increase (decrease) in net assets from operations	$(50,116,862)	$682,646,206
Distributions to shareholders	$(93,694,167)	$(172,638,926)
Capital share transactions:
Reinvestment of distributions	$1,669,796	$—
Net increase in net assets from capital share transactions	$1,669,796	$—
Net increase (decrease) in net assets	$(142,141,233)	$510,007,280
Net Assets
At beginning of period	$2,345,917,854	$1,835,910,574
At end of period	$2,203,776,621	$2,345,917,854

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Financial Highlights

	Six Months Ended April 30, 2025 (Unaudited)	Year Ended October 31,
		2024	2023	2022	2021	2020
Net asset value — Beginning of period	$14.91	$11.66	$11.36	$14.36	$11.60	$11.87
Income (Loss) From Operations
Net investment income (loss)(1)	$(0.02)	$(0.02)	$0.06	$0.06	$0.05	$0.09
Net realized and unrealized gain (loss)	(0.30)	4.37	1.21	(1.95)	3.74	0.65
Total income (loss) from operations	$(0.32)	$4.35	$1.27	$(1.89)	$3.79	$0.74
Less Distributions
From net investment income	$(0.60)	$—	$(0.12)	$(0.05)	$(0.05)	$(0.09)
From net realized gain	—	(1.10)	(0.85)	(0.97)	(0.44)	—
Tax return of capital	—	—	—	(0.09)	(0.54)	(0.92)
Total distributions	$(0.60)	$(1.10)	$(0.97)	$(1.11)	$(1.03)	$(1.01)
Premium from common shares sold through shelf offering (see Note 5)(1)	$—	$—	$—	$0.00(2)	$0.00(2)	$0.00(2)
Net asset value — End of period	$13.99	$14.91	$11.66	$11.36	$14.36	$11.60
Market value — End of period	$13.86	$14.52	$11.01	$12.00	$14.61	$10.34
Total Investment Return on Net Asset Value(3)	(2.28)%(4)	38.59%	11.53%	(13.55)%	33.85%	7.02%
Total Investment Return on Market Value(3)	(0.66)%(4)	43.06%	(0.39)%	(10.24)%	52.78%	(5.01)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,203,777	$2,345,918	$1,835,911	$1,784,540	$2,211,925	$1,759,628
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.06%(6)	1.06%	1.07%	1.07%	1.07%	1.08%
Net expenses	1.06%(6)(7)	1.06%(7)	1.07%(7)	1.07%(7)	1.07%	1.08%
Net investment income (loss)	(0.28)%(6)	(0.15)%	0.48%	0.45%	0.40%	0.80%
Portfolio Turnover	30%(4)	39%	63%	55%	36%	40%
(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund's dividend reinvestment plan.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the six months ended April 30, 2025 and the years ended October 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Tax-Managed Diversified Equity Income Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund's primary investment objective is to provide current income and gains, with a secondary objective of capital appreciation.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non-U.S. exchange-traded options and over-the-counter options are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains, if any, have been provided for in accordance with the Fund's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries (the “EU reclaims”). These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.
As of April 30, 2025, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Written Options—Upon the writing of a call or a put option, the premium received by the Fund is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Fund’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Fund is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Fund may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
I  Segment Reporting—During this reporting period, the Fund adopted FASB Accounting Standards Update No. 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (ASU 2023-07), which requires incremental disclosures related to a public entity’s reportable segments. The Fund operates as a single reportable segment, an investment company whose investment objective(s) is included in Note 1. In connection with the adoption of ASU 2023-07, the Fund’s President acts as the Fund's Chief Operating Decision Maker (CODM), who is responsible for assessing the performance of the Fund's single segment and deciding how to allocate the segment’s resources. To perform this function, the CODM reviews the information in the Fund’s financial statements.
J  Interim Financial Statements—The interim financial statements relating to April 30, 2025 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
Subject to its Managed Distribution Plan, the Fund makes monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on stock investments. The Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income. Distributions in any year may include a return of capital component. The final determination of tax characteristics of the Fund’s distributions will occur at the end of the year, at which time it will be reported to the shareholders.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at April 30, 2025, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,299,952,654
Gross unrealized appreciation	$942,487,405
Gross unrealized depreciation	(36,974,341)
Net unrealized appreciation	$905,513,064
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate as a percentage of the Fund’s average daily gross assets, as defined in the investment advisory agreement, as follows and is payable monthly:
Average Daily Gross Assets	Annual Fee Rate
Up to and including $1.5 billion	1.000%
Over $1.5 billion up to and including $3 billion	0.980%
Over $3 billion up to and including $5 billion	0.960%
Over $5 billion	0.940%
For purposes of this calculation, gross assets represent net assets plus obligations attributable to investment leverage. During the six months ended April 30, 2025, the Fund had no obligations attributable to investment leverage. For the six months ended April 30, 2025, the investment adviser fee amounted to $11,557,731 or 0.99% (annualized) of the Fund’s average daily gross assets. The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Fund is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Fund. For the six months ended April 30, 2025, the investment adviser fee paid was reduced by $9,510 relating to the Fund's investment in the Liquidity Fund. EVM also serves as administrator of the Fund, but receives no compensation.
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Fund are officers of EVM.
4  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $706,445,862 and $763,509,272, respectively, for the six months ended April 30, 2025.
5  Common Shares of Beneficial Interest and Shelf Offering
The Fund may issue common shares pursuant to its dividend reinvestment plan. Common shares issued by the Fund pursuant to its dividend reinvestment plan for the six months ended April 30, 2025 were 114,217. There were no common shares issued by the Fund for the year ended October 31, 2024.
In August 2012, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended April 30, 2025 and the year ended October 31, 2024.
Pursuant to a registration statement filed with the SEC, the Fund is authorized to issue up to an additional 16,705,649 common shares through an equity shelf offering program (the “shelf offering”). Under the shelf offering, the Fund, subject to market conditions, may raise additional capital from time to time and in varying amounts and offering methods at a net price at or above the Fund’s net asset value per common share. During the six months ended April 30, 2025 and the year ended October 31, 2024, there were no shares sold by the Fund pursuant to its shelf offering.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

6  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2025 is included in the Portfolio of Investments. At April 30, 2025, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the value of the underlying index decline.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is equity price risk at April 30, 2025 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Written options	$ —	$(32,811,060)
(1)	Statement of Assets and Liabilities location: Written options outstanding, at value.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the six months ended April 30, 2025 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Written options	$36,309,330	$(24,237,741)
(1)	Statement of Operations location: Net realized gain (loss): Written options.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Written options.
The average number of written options contracts outstanding during the six months ended April 30, 2025, which is indicative of the volume of this derivative type, was 1,916 contracts.
7  Affiliated Investments
At April 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $6,662,019, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended April 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$3,137,477	$232,218,527	$(228,693,985)	$ —	$ —	$6,662,019	$273,033	6,662,019

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Notes to Financial Statements (Unaudited) — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2025, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$2,231,614,759*	$ —	$ —	$2,231,614,759
Short-Term Investments	6,662,019	—	—	6,662,019
Total Investments	$ 2,238,276,778	$ —	$ —	$2,238,276,778
Liability Description
Written Call Options	$ (32,811,060)	$ —	$ —	$ (32,811,060)
Total	$ (32,811,060)	$ —	$ —	$ (32,811,060)
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

Eaton Vance
Tax-Managed Diversified Equity Income Fund
April 30, 2025
Officers and Trustees

Officers
R. Kelly Williams, Jr. President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Laura T. Donovan Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Keith Quinton
Marcus L. Smith
Nancy Wiser Stefani
Susan J. Sutherland
Scott E. Wennerholm

Eaton Vance Funds
U.S. Customer Privacy Notice	March 2024

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account information and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No*
For our affiliates’ everyday business purposes — information about your creditworthiness	Yes	Yes*
For our affiliates to market to you	Yes	Yes*
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

Who we are
Who is providing this notice?	Eaton Vance Management and our investment management affiliates (“Eaton Vance”) (see Affiliates definition below.)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. (See below for more on your rights under state law.)
What happens when I limit sharing for an account I hold jointly with someone else?	Your choices will apply to everyone on your account.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include registered investment advisers such as Eaton Vance Management, Eaton Vance Advisers International Ltd., Boston Management and Research, Calvert Research and Management, Parametric Portfolio Associates LLC, Atlanta Capital Management Company LLC, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Co.; registered broker-dealers such as Morgan Stanley Distributors Inc. and Eaton Vance Distributors, Inc. (together, the “Investment Management Affiliates”); and companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co. (the “Morgan Stanley Affiliates”).
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance does not jointly market.
Other important information

Eaton Vance Funds
U.S. Customer Privacy Notice — continued	March 2024

*PLEASE NOTE: Eaton Vance does not share your creditworthiness information or your transactions and experiences information with the Morgan Stanley Affiliates, nor does Eaton Vance enable the Morgan Stanley Affiliates to market to you. Your opt outs will prevent Eaton Vance from sharing your creditworthiness information with the Investment Management Affiliates and will prevent the Investment Management Affiliates from marketing their products to you.
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Equiniti Trust Company, LLC (“EQ”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct EQ, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact EQ or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by EQ or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov. You may also access proxy voting information for the Eaton Vance Funds or their underlying Portfolios at www.eatonvance.com/
proxyvoting.
Share Repurchase Program. The Fund's Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund's repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund's annual and semi-annual reports to shareholders.
Additional Notice to Shareholders. If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.
Closed-End Fund Information. Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Closed-End Funds & Term Trusts.”

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Investment Adviser and Administrator
Eaton Vance Management
One Post Office Square
Boston, MA 02109
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
Equiniti Trust Company, LLC (“EQ”)
P.O. Box 500
Newark, NJ 07101
Fund Offices
One Post Office Square
Boston, MA 02109

7751    4.30.25

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not required in this filing.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Fund’s Board of Trustees since the Fund last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

(c)	Registrant’s notices to shareholders pursuant to Registrant’s exemptive order granting an exemption from Section 19(b) of the 1940 Act and Rule 19b-1 thereunder regarding distributions paid pursuant to the Registrant’s Managed Distribution Plan.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Diversified Equity Income Fund

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date:	June 24, 2025

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date:	June 24, 2025